Shareholders' equity - Ordinary shares purchased on market (Details) - Ordinary shares	12 Months Ended
Sep. 30, 2025 $ / shares shares
Ordinary shares purchased on-market
Number	3,542,934
Employee Share Plan (ESP)
Ordinary shares purchased on-market
Number	807,480
Average Price | $ / shares	$ 31.77
Westpac Equity Incentive Plan (EIP) | Restricted Shares
Ordinary shares purchased on-market
Number	1,913,828
Average Price | $ / shares	$ 32.26
Westpac Equity Incentive Plan (EIP) | Unhurdled share rights
Ordinary shares purchased on-market
Number	21,345
Average Price | $ / shares	$ 32.75
Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased on-market
Number	43,924
Average Price | $ / shares	$ 31.58
Westpac on-market share purchase for future share rights exercises and restricted shares allocations
Ordinary shares purchased on-market
Number	752,522
Average Price | $ / shares	$ 36.91
Long Term Variable Reward (LTVR) Plan | Share rights
Ordinary shares purchased on-market
Number	3,835
Average Price | $ / shares	$ 31.1
Parent Entity
Ordinary shares purchased on-market
Number	3,542,934
Parent Entity | Employee Share Plan (ESP)
Ordinary shares purchased on-market
Number	807,480
Average Price | $ / shares	$ 31.77
Parent Entity | Westpac Equity Incentive Plan (EIP) | Restricted Shares
Ordinary shares purchased on-market
Number	1,913,828
Average Price | $ / shares	$ 32.26
Parent Entity | Westpac Equity Incentive Plan (EIP) | Unhurdled share rights
Ordinary shares purchased on-market
Number	21,345
Average Price | $ / shares	$ 32.75
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased on-market
Number	43,924
Average Price | $ / shares	$ 31.58
Parent Entity | Westpac on-market share purchase for future share rights exercises and restricted shares allocations
Ordinary shares purchased on-market
Number	752,522
Average Price | $ / shares	$ 36.91
Parent Entity | Long Term Variable Reward (LTVR) Plan | Share rights
Ordinary shares purchased on-market
Number	3,835
Average Price | $ / shares	$ 31.1